INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS AND GOODWILL, NET	INTANGIBLE ASSETS AND GOODWILL, NET
a)    Intangible assets –
The composition of intangible assets with limited useful life and accumulated amortization as of December 31, 2025, 2024 and 2023 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software, Prepaid service contract and others	Intangible in progress	2025	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance at January 1	372,009	175,321	69,541	21,100	5,179,719	608,747	6,426,437	5,861,379	5,167,235
Additions	-	-	-	-	556,945	427,026	983,971	801,290	828,803
Acquisition of business, Note 2(a) (*)	293,800	365,372	-	-	32,707	16,728	708,607	-	16,642
Transfers	-	-	-	-	277,464	(277,464)	-	-	-
Disposals and others (**)	(22,869)	-	999	-	(80,607)	(107,919)	(210,396)	(236,232)	(151,301)
Balance as of December 31	642,940	540,693	70,540	21,100	5,966,228	667,118	7,908,619	6,426,437	5,861,379

Accumulated amortization -
Balance at January 1	332,464	72,666	18,162	21,100	3,415,249	-	3,859,641	3,434,362	3,040,019
Amortization of the period	16,152	9,235	3,656	-	585,729	-	614,772	482,894	436,584
Disposals and others (**)	(22,618)	-	-	-	(54,712)	-	(77,330)	(57,615)	(42,241)
Balance as of December 31	325,998	81,901	21,818	21,100	3,946,266	-	4,397,083	3,859,641	3,434,362

Net carrying amount	316,942	458,792	48,722	-	2,019,962	667,118	3,511,536	2,566,796	2,427,017
During 2025, 2024 and 2023, the Group, as part of its investment in intangible assets, incurred expenditures mainly related to the development, acquisition, and strengthening of these assets.

The Group maintains insurance coverage over its main assets in accordance with the policies established by Management.
Management also periodically reviews the residual value, useful life, and amortization method applied to intangible assets in order to ensure that they are consistent with the expected economic benefits and their estimated useful lives. In the opinion of the Group’s Management, there is no evidence of impairment of the value of the intangible assets held as of December 31, 2025, December 31, 2024, and December 31, 2023.
As a result of the implementation of IFRS 17, amortization expense related to intangible assets is allocated in the consolidated statement of income between the amortization line item and the attributable expense included in insurance technical results, amounting to S/564.8 million and S/50.0 million, respectively, for the year 2025; S/420.9 million and S/62.0 million, respectively, for the year 2024; and S/386.1 million and S/50.5 million, respectively, for the year 2023.
(*) The increase is due to the acquisition of Pacífico EPS and Subsidiaries in March 2025; see Note 2(a).
(**) Includes transactions related to the sale, retirement and other disposals of intangible assets that are no longer required for the Group’s operations.
(i)    Client relationships -
This item consists of the following:

	2025	2024
	S/(000)	S/(000)

Pacifico S.A. Entidad Prestadora de Salud	77,642	—
Laboratorios ROE S.A	63,708	—
Clínica San Felipe S.A.	31,350	—
Centro Médico Odontológico Americano S.A.C	21,633	—
Clínica Sanchez Ferrer S.A	21,450	—
Oncocare S.A.C	17,692	—
La esperanza del Perú S. A	14,575	—
Clínica Belén	12,283	—
Clínica del Sur	11,550	—
Credicorp Capital Holding Chile - Inversiones IMT	9,626	10,892
Prosemedic S.A.C	9,167	—
Prima AFP – AFP Unión Vida	8,567	20,813
Clínica el Golf	7,517	—
Ultraserfinco S.A	3,950	5,049
Tenpo Bank	3,203	—
Doctor + S.A.C	1,283	—
Compañía Incubadora de Soluciones Móviles S.A.- Culqi	1,000	1,467
Tenpo SpA	746	1,011
Joinnus	—	313
	316,942	39,545
(ii)    Brand name -
This item consists of the following:

	2025	2024
	S/(000)	S/(000)

ROE	111,100	—
Mibanco	90,612	99,437
Clinica San Felipe	48,100	—
Clinica San Borja	39,000	—
Sanna	23,271	—
Clínica el Golf	22,300	—
Doctor Más	20,700	—
ACML	20,400	—
Aliada	20,100	—
Clinica Belén	14,100	—
COA	13,800	—
Clínica Sanchez Ferrer	12,800	—
Clínica del Sur	10,300	—
PMD	9,400	—
Joinnus	2,809	3,155
Culqi	—	63
	458,792	102,655
(iii)    Fund management contract -
This item consists of the following:

	2025	2024
	S/(000)	S/(000)

Credicorp Capital Colombia S.A.	25,113	23,183
Credicorp Capital Holding Chile - Inversiones IMT	21,532	26,071
Ultrasefinco S.A.	2,077	2,125
	48,722	51,379
b)    Goodwill -
Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGUs for the purposes of impairment testing.

	2025	2024
	S/(000)	S/(000)
Pacífico EPS and Medical Services, see Note 2	528,499	—
Mibanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP S.A	124,641	124,641
Credicorp Capital Colombia S.A	104,031	99,841
Banco de Crédito del Perú	52,359	52,359
Mibanco Colombia	46,134	44,229
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Monokera S.A.S.	22,656	22,656
Tenpo SpA	20,666	20,927
Tenpo Technologies SpA	9,798	9,945
Joinnus S.A.C.	4,135	7,824
Crediseguro Seguros Personales	96	96
Net carrying amount	1,252,858	722,361
The recoverable amount of all of the CGUs has been determined based on the present value of the discounted cash flows or dividends determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).
Goodwill balance of Mibanco Colombia, Credicorp Capital Colombia S.A, Tenpo SPA and Tenpo Technologies SpA. is affected by the effect of the local exchange rate currency of the country in which they operate against the exchange rate of functional currency of Credicorp Ltd. and subsidiaries.
For the year 2025, the Group performed an assessment of goodwill impairment and concluded that there was no indication of impairment. Accordingly, the Group did not recognize any goodwill impairment loss.
For the year 2024, the Group recorded an impairment in the following companies: Joinnus S.A. for S/12.0 million, Wally POS S.A.C for S/9.0 million, Sami Shop for S/4.0 million and Compañía Incubadora de Soluciones Móviles S.A. for S/2.3 million.
The following table summarizes the key assumptions used for the calculation of fair value fewer selling costs in 2025 and 2024:

	2025
Description	Perpetual growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	10.60
Prima AFP - AFP Unión Vida	1.60	14.50
Credicorp Capital Colombia	3.80	14.40
Banco de Crédito del Perú	4.60	9.60
Mibanco Colombia	5.90	12.30
Pacífico Seguros (*)	4.60	9.90 and 11.30
Atlantic Security Holding Corporation	3.00	11.40
Monokera S.A.S.	-	30.00
Tenpo	-	25.00
Joinnus S.A.C.	-	25.00

	2024
Description	Perpetual growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	11.90
Prima AFP - AFP Unión Vida	1.60	14.20
Credicorp Capital Colombia	3.80	14.40
Banco de Crédito del Perú	4.60	10.90
Mibanco Colombia	6.10	13.80
Pacífico Seguros (*)	4.60	10.70 and 12.30
Atlantic Security Holding Corporation	2.30	11.30
Monokera	–	30.00
Tenpo	–	25.00
Joinnus S.A.C	–	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	–	30.00
Wally POS S.A.C	-	25.00
Sami Shop S.A.C	-	25.00
(*) As of December 31, 2025, and 2024, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.
Five years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on historic performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.
Discount rates represent the current market assessment of the specific risks to each CGU. The discount rate is derived from the capital asset pricing model (CAPM). The cost of equity is derived from the expected return on investment by the Group’s investors, specific risk incorporated by applying individual comparable beta factors adjusted by the debt structure of each CGU and country and market specific risk premiums to each CGU. The beta factors are evaluated annually based on publicly available market data.
The key assumptions described above may change if market and economic conditions change. As of December 31, 2025 and 2024, the Group estimates that reasonably possible changes in these assumptions would not cause the recoverable amount of all CGUs to decline below their carrying amount.